Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.43%
FHLMC (5 Year Treasury Constant Maturity +2.11%) ±	2.66%	9-1-2032	$233,007	$ 223,091
FHLMC	8.50	7-1-2028	7,935	8,165
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	4.02	2-1-2037	44,872	45,730
FHLMC Series 2013-K30 Class B 144A±±	3.55	6-25-2045	700,000	693,692
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	4.91	12-15-2031	5,798	5,784
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	4.86	2-15-2033	23,630	23,518
FNMA (6 Month LIBOR +1.64%) ±	3.89	9-1-2037	1,466	1,432
FNMA	6.00	4-1-2033	43,518	43,406
FNMA Series 1997-20 Class IO ♀±±	1.84	3-25-2027	19,440	141
FNMA Series 2001-25 Class Z	6.00	6-25-2031	25,664	26,190
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	5.11	7-25-2031	1,731	1,728
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	5.01	6-25-2031	1,743	1,740
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	4.85	12-18-2032	9,730	9,702
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	5.06	1-25-2033	2,606	2,605
GNMA	6.50	6-15-2028	9,707	10,061
GNMA Series 2019-H06 Class HI ♀±±	1.81	4-20-2069	3,106,862	98,783
Total Agency securities (Cost $1,175,328)				1,195,768
Asset-backed securities: 1.21%
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	5.86	1-15-2037	500,000	488,007
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	470,718	422,684
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	71,478	69,475
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	5.17	10-25-2032	51,819	51,072
DT Auto Owner Trust Series 2019-2A Class D 144A	3.48	2-18-2025	476,607	474,534
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	985,000	930,401
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	5.31	12-25-2031	1,053	1,052
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	1,000,000	947,106
Total Asset-backed securities (Cost $3,580,818)				3,384,331

Shares
Common stocks: 0.63%
Energy: 0.37%
Energy equipment & services: 0.21%
Bristow Group Incorporated †	18,989	579,924
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 0.16%
Denbury Incorporated †	5,183	$ 449,781
Financials: 0.26%
Mortgage REITs: 0.26%
Blackstone Mortgage Trust Incorporated Class A	14,944	356,265
Starwood Property Trust Incorporated	18,508	386,632
		742,897
Total Common stocks (Cost $1,345,167)		1,772,602

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 69.63%
Communication services: 10.07%
Diversified telecommunication services: 0.44%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$605,000	514,238
Cablevision Lightpath LLC 144A	5.63	9-15-2028	140,000	107,450
Level 3 Financing Incorporated 144A	3.63	1-15-2029	425,000	316,200
Level 3 Financing Incorporated 144A	4.25	7-1-2028	375,000	297,184
				1,235,072
Entertainment: 1.08%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	350,000	355,723
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	870,000	774,028
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	528,000	512,287
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,380,000	1,387,642
				3,029,680
Media: 8.28%
CCO Holdings LLC 144A	4.25	1-15-2034	700,000	545,685
CCO Holdings LLC 144A	4.50	8-15-2030	1,900,000	1,623,474
CCO Holdings LLC	4.50	5-1-2032	250,000	206,875
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	140,063
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	571,830
Charter Communications Operating LLC	5.05	3-30-2029	675,000	657,665
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,650,000	1,352,472
Cinemark USA Incorporated 144A	5.88	3-15-2026	420,000	377,150
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,005,000	1,023,545
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	1,225,000	998,375
CSC Holdings LLC 144A	4.63	12-1-2030	625,000	369,564
CSC Holdings LLC 144A	5.75	1-15-2030	1,750,000	1,102,500
DIRECTV Financing LLC 144A	5.88	8-15-2027	1,115,000	1,009,973
DISH DBS Corporation 144A	5.75	12-1-2028	1,015,000	830,455
DISH Network Corporation 144A	11.75	11-15-2027	500,000	519,600
Gray Escrow II Incorporated 144A	5.38	11-15-2031	2,300,000	1,768,758
Gray Television Incorporated 144A	4.75	10-15-2030	1,850,000	1,364,375
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,081,000	1,016,255
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	450,000	406,206
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	750,000	714,428
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	579,764
Outfront Media Capital Corporation 144A	5.00	8-15-2027	50,000	45,993
QVC Incorporated	4.38	9-1-2028	1,283,000	827,506
QVC Incorporated	4.75	2-15-2027	975,000	738,865
See accompanying notes to portfolio of investments

2  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
QVC Incorporated	5.95%	3-15-2043	$450,000	$ 232,678
Salem Media Group Incorporated 144A	6.75	6-1-2024	340,000	328,950
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	170,000	142,020
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	2,425,000	1,956,975
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	100,000	89,250
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,785,000	1,669,849
				23,211,098
Wireless telecommunication services: 0.27%
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	748,698
Consumer discretionary: 9.51%
Auto components: 0.48%
Allison Transmission Incorporated 144A	5.88	6-1-2029	240,000	231,065
Clarios Global LP 144A	6.25	5-15-2026	305,000	302,987
Cooper Tire & Rubber Company	7.63	3-15-2027	805,000	814,448
				1,348,500
Automobiles: 0.18%
Ford Motor Company	3.25	2-12-2032	645,000	511,915
Diversified consumer services: 0.42%
Service Corporation International	7.50	4-1-2027	1,125,000	1,169,861
Hotels, restaurants & leisure: 5.22%
Carnival Corporation 144A	4.00	8-1-2028	760,000	656,625
Carnival Corporation 144A	6.00	5-1-2029	640,000	505,600
Carnival Corporation 144A	9.88	8-1-2027	425,000	436,688
Carnival Corporation 144A	10.50	2-1-2026	325,000	339,921
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	530,000	572,400
CCM Merger Incorporated 144A	6.38	5-1-2026	2,505,000	2,423,588
Cedar Fair LP 144A	5.50	5-1-2025	500,000	496,359
Churchill Downs Incorporated 144A	4.75	1-15-2028	585,000	547,361
Las Vegas Sands Corporation	3.20	8-8-2024	1,050,000	1,010,500
MGM Resorts International	6.75	5-1-2025	400,000	402,927
NCL Corporation Limited 144A	5.88	3-15-2026	1,415,000	1,223,947
NCL Corporation Limited 144A	5.88	2-15-2027	900,000	836,775
NCL Corporation Limited 144A	7.75	2-15-2029	560,000	481,561
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	130,000	113,085
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	345,000	308,762
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	1,885,000	1,621,100
Royal Caribbean Cruises Limited 144A	9.25	1-15-2029	600,000	632,922
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	1,005,000	1,066,501
Six Flags Entertainment Company 144A	5.50	4-15-2027	400,000	377,024
Six Flags Entertainment Company 144A	7.00	7-1-2025	579,000	585,318
				14,638,964
Household durables: 0.25%
Toll Brothers Finance Corporation	4.35	2-15-2028	745,000	700,536
Multiline retail: 1.09%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	1,625,000	1,482,813
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	765,000	711,461
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail (continued)
Macy's Retail Holdings LLC 144A	6.13%	3-15-2032	$235,000	$ 210,325
Nordstrom Incorporated	4.00	3-15-2027	750,000	647,639
				3,052,238
Specialty retail: 1.29%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	420,000	449,539
Michaels Companies Incorporated 144A	7.88	5-1-2029	720,000	547,200
NMG Holding Company Incorporated 144A	7.13	4-1-2026	1,040,000	993,059
PetSmart Incorporated 144A	4.75	2-15-2028	550,000	508,741
Rent-A-Center Incorporated 144A	6.38	2-15-2029	1,300,000	1,105,000
				3,603,539
Textiles, apparel & luxury goods: 0.58%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,720,000	1,633,585
Consumer staples: 0.38%
Food products: 0.38%
CHS Incorporated 144A	5.25	5-15-2030	665,000	536,602
CHS Incorporated 144A	6.00	1-15-2029	40,000	35,110
US Foods Incorporated 144A	6.25	4-15-2025	500,000	500,905
				1,072,617
Energy: 14.01%
Energy equipment & services: 3.16%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,350,000	2,238,892
Hilcorp Energy Company 144A	5.75	2-1-2029	80,000	74,400
Hilcorp Energy Company 144A	6.00	4-15-2030	145,000	134,800
Hilcorp Energy Company 144A	6.00	2-1-2031	300,000	277,410
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	336,179
Hilcorp Energy Company 144A	6.25	4-15-2032	145,000	133,841
Oceaneering International Incorporated	4.65	11-15-2024	500,000	485,055
Oceaneering International Incorporated	6.00	2-1-2028	1,580,000	1,510,959
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,890,000	2,651,575
USA Compression Partners LP	6.88	4-1-2026	970,000	952,007
USA Compression Partners LP	6.88	9-1-2027	65,000	63,050
				8,858,168
Oil, gas & consumable fuels: 10.85%
Aethon United 144A	8.25	2-15-2026	1,225,000	1,218,875
Apache Corporation	4.38	10-15-2028	750,000	693,523
Archrock Partners LP 144A	6.25	4-1-2028	475,000	451,250
Archrock Partners LP 144A	6.88	4-1-2027	500,000	490,000
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	738,668
Buckeye Partners LP	5.85	11-15-2043	1,125,000	860,625
CQP Holdco LP 144A	5.50	6-15-2031	1,550,000	1,411,453
Crestwood Midstream Partners LP	5.75	4-1-2025	25,000	24,646
DT Midstream Incorporated 144A	4.13	6-15-2029	300,000	263,250
DT Midstream Incorporated 144A	4.38	6-15-2031	725,000	634,173
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,135,000	1,990,482
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	805,801
EnLink Midstream Partners LP	5.38	6-1-2029	1,465,000	1,411,974
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	628,193
EnLink Midstream Partners LP 144A	5.63	1-15-2028	170,000	166,175
See accompanying notes to portfolio of investments

4  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EnLink Midstream Partners LP 144A	6.50%	9-1-2030	$670,000	$ 682,563
Enviva Partners LP 144A	6.50	1-15-2026	3,675,000	3,430,282
EQM Midstream Partners 144A	7.50	6-1-2027	10,000	10,000
EQM Midstream Partners 144A	7.50	6-1-2030	1,160,000	1,158,550
Harvest Midstream LP 144A	7.50	9-1-2028	760,000	747,650
Hess Midstream Operation Company 144A	5.50	10-15-2030	145,000	135,228
Kinetik Holdings LP Company 144A	5.88	6-15-2030	1,140,000	1,083,000
Murphy Oil Corporation	6.38	7-15-2028	485,000	479,649
Nabors Industries Limited 144A	7.38	5-15-2027	840,000	841,092
Nabors Industries Limited 144A	9.00	2-1-2025	78,000	79,342
Occidental Petroleum Corporation	6.45	9-15-2036	3,190,000	3,354,700
Plains All American Pipeline LP	3.85	10-15-2023	750,000	742,469
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,140,000	966,078
Southwestern Energy Company	4.75	2-1-2032	740,000	652,325
Southwestern Energy Company	7.75	10-1-2027	265,000	276,363
Southwestern Energy Company	8.38	9-15-2028	650,000	682,721
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,085,000	988,196
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	370,000	333,000
Venture Global Calcasieu Pass LLC 144A	6.25	1-15-2030	1,020,000	1,039,156
Venture Global LNG Incorporated 144A	3.88	11-1-2033	180,000	152,901
Vital Energy Incorporated	9.50	1-15-2025	770,000	777,022
				30,401,375
Financials: 12.41%
Banks: 0.51%
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	750,000	685,256
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000	743,384
				1,428,640
Capital markets: 0.42%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,200,000	1,179,000
Consumer finance: 5.06%
FirstCash Incorporated 144A	4.63	9-1-2028	445,000	399,944
FirstCash Incorporated 144A	5.63	1-1-2030	545,000	498,638
Ford Motor Credit Company LLC	4.00	11-13-2030	590,000	515,153
Ford Motor Credit Company LLC	4.39	1-8-2026	2,350,000	2,255,601
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,061,264
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	221,146
LFS TopCo LLC 144A	5.88	10-15-2026	755,000	624,559
Navient Corporation	5.00	3-15-2027	1,215,000	1,108,788
Navient Corporation	5.63	8-1-2033	825,000	639,463
Navient Corporation	5.88	10-25-2024	250,000	247,260
OneMain Finance Corporation	5.38	11-15-2029	475,000	415,910
OneMain Finance Corporation	6.13	3-15-2024	750,000	743,603
OneMain Finance Corporation	7.13	3-15-2026	400,000	397,382
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	835,000	636,688
PRA Group Incorporated 144A	5.00	10-1-2029	1,530,000	1,313,257
Rocket Mortgage LLC 144A	2.88	10-15-2026	965,000	860,360
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Rocket Mortgage LLC 144A	4.00%	10-15-2033	$665,000	$ 527,372
Synchrony Financial	5.15	3-19-2029	750,000	715,972
				14,182,360
Diversified financial services: 1.47%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	1,090,000	1,024,873
Hat Holdings LLC 144A	3.38	6-15-2026	630,000	559,125
Hat Holdings LLC 144A	3.75	9-15-2030	325,000	248,392
Hat Holdings LLC 144A	6.00	4-15-2025	255,000	249,263
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,220,000	1,068,244
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,030,000	963,403
				4,113,300
Insurance: 2.91%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,370,000	1,201,715
Assurant Incorporated	3.70	2-22-2030	750,000	663,174
AssuredPartners Incorporated 144A	5.63	1-15-2029	665,000	568,828
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	691,072
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,690,000	1,492,794
HUB International Limited 144A	5.63	12-1-2029	420,000	375,846
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	733,504
MetLife Incorporated	6.40	12-15-2066	1,000,000	1,018,615
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	703,387
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	707,335
				8,156,270
Mortgage REITs: 0.45%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	900,000	807,750
Starwood Property Trust Incorporated	4.75	3-15-2025	465,000	445,671
				1,253,421
Thrifts & mortgage finance: 1.59%
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,340,000	2,304,900
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	350,000	308,438
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	665,000	552,502
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,120,000	1,078,000
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	270,000	232,160
				4,476,000
Health care: 1.59%
Health care providers & services: 1.59%
180 Medical Incorporated 144A	3.88	10-15-2029	475,000	420,974
Air Methods Corporation 144A	8.00	5-15-2025	480,000	21,600
CommonSpirit Health	3.82	10-1-2049	750,000	608,640
CVS Pass-Through Trust	6.04	12-10-2028	301,821	303,957
Encompass Health Corporation	5.75	9-15-2025	575,000	570,689
Pediatrix Medical Group 144A	5.38	2-15-2030	530,000	469,050
Select Medical Corporation 144A	6.25	8-15-2026	1,320,000	1,289,218
Tenet Healthcare Corporation	4.88	1-1-2026	775,000	754,827
				4,438,955
See accompanying notes to portfolio of investments

6  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 7.44%
Aerospace & defense: 0.70%
Spirit AeroSystems Incorporated 144A	7.50%	4-15-2025	$235,000	$ 235,808
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	430,000	467,311
TransDigm Group Incorporated	7.50	3-15-2027	1,240,000	1,249,653
				1,952,772
Airlines: 1.62%
American Airlines Group Incorporated 144A	5.75	4-20-2029	850,000	822,139
Hawaiian Airlines Incorporated	3.90	7-15-2027	722,367	646,641
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	770,000	735,342
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	900,000	909,279
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,060,000	1,081,200
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	320,000	327,994
				4,522,595
Commercial services & supplies: 2.02%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,460,000	1,174,716
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	577,650
Aramark Services Incorporated 144A	6.38	5-1-2025	780,000	780,195
CoreCivic Incorporated	8.25	4-15-2026	3,070,000	3,138,871
				5,671,432
Machinery: 1.15%
Chart Industries Incorporated 144A	9.50	1-1-2031	200,000	208,698
Chart Industries Incorporated 144A	7.50	1-1-2030	200,000	204,500
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	805,000	816,962
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,080,000	999,616
Werner FinCo LP 144A	8.75	7-15-2025	1,485,000	989,375
				3,219,151
Road & rail: 1.05%
Uber Technologies Incorporated 144A	4.50	8-15-2029	1,475,000	1,313,211
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,600,000	1,637,824
				2,951,035
Trading companies & distributors: 0.90%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,040,000	915,240
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,442,000	1,395,856
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	200,000	205,607
				2,516,703
Information technology: 5.26%
Communications equipment: 0.48%
Ciena Corporation 144A	4.00	1-31-2030	410,000	358,750
CommScope Technologies LLC 144A	4.75	9-1-2029	275,000	228,899
CommScope Technologies LLC 144A	5.00	3-15-2027	975,000	744,391
				1,332,040
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  7

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic equipment, instruments & components: 0.61%
Keysight Technologies	4.60%	4-6-2027	$600,000	$ 600,557
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,100,000	1,117,600
				1,718,157
IT services: 1.22%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	280,000	274,643
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,499,000	2,563,862
Sabre GLBL Incorporated 144A	11.25	12-15-2027	560,000	593,600
				3,432,105
Semiconductors & semiconductor equipment: 0.37%
Broadcom Corporation	3.50	1-15-2028	750,000	702,740
QORVO Incorporated 144A	3.38	4-1-2031	400,000	330,796
				1,033,536
Software: 2.30%
McAfee Corporation 144A	7.38	2-15-2030	1,215,000	1,009,176
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	640,000	531,200
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	1,725,000	1,252,781
NCR Corporation 144A	5.13	4-15-2029	195,000	169,856
NCR Corporation 144A	6.13	9-1-2029	1,285,000	1,272,150
NortonLifeLock Incorporated 144A	5.00	4-15-2025	1,035,000	1,014,300
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	480,872
VMware Incorporated	3.90	8-21-2027	750,000	720,145
				6,450,480
Technology hardware, storage & peripherals: 0.28%
Dell International LLC	6.02	6-15-2026	750,000	771,373
Materials: 2.68%
Chemicals: 0.93%
Avient Corporation 144A	7.13	8-1-2030	265,000	266,974
Celanese US Holding LLC	6.05	3-15-2025	1,550,000	1,561,902
Chemours Company 144A	4.63	11-15-2029	950,000	793,744
				2,622,620
Containers & packaging: 1.12%
Berry Global Incorporated 144A	5.63	7-15-2027	1,310,000	1,287,075
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,155,000	1,020,769
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	785,000	819,999
				3,127,843
Metals & mining: 0.32%
Arches Buyer Incorporated 144A	4.25	6-1-2028	500,000	420,000
Arches Buyer Incorporated 144A	6.13	12-1-2028	560,000	471,666
				891,666
Paper & forest products: 0.31%
Clearwater Paper Corporation 144A	4.75	8-15-2028	965,000	857,472
See accompanying notes to portfolio of investments

8  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 3.01%
Equity REITs: 3.01%
GLP Capital LP	3.25%	1-15-2032		$625,000	$ 518,199
Iron Mountain Incorporated 144A	4.50	2-15-2031		1,625,000	1,392,446
Iron Mountain Incorporated 144A	5.25	7-15-2030		1,505,000	1,361,935
MPT Operating Partnership LP	3.50	3-15-2031		2,185,000	1,529,518
Omega HealthCare Investors Incorporated	4.50	4-1-2027		600,000	578,834
Service Properties Trust Company	4.35	10-1-2024		565,000	532,795
Service Properties Trust Company	4.75	10-1-2026		545,000	450,023
Service Properties Trust Company	4.95	2-15-2027		625,000	511,312
Service Properties Trust Company	7.50	9-15-2025		1,000,000	983,290
SITE Centers Corporation	4.70	6-1-2027		600,000	573,648
					8,432,000
Utilities: 3.27%
Electric utilities: 0.78%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	14,920
PG&E Corporation	5.00	7-1-2028		100,000	93,705
PG&E Corporation	5.25	7-1-2030		2,265,000	2,083,800
					2,192,425
Independent power & renewable electricity producers: 2.49%
NSG Holdings LLC 144A	7.75	12-15-2025		1,216,006	1,193,632
TerraForm Power Operating LLC 144A	4.75	1-15-2030		1,480,000	1,331,974
TerraForm Power Operating LLC 144A	5.00	1-31-2028		2,345,000	2,202,711
Vistra Operations Company LLC 144A	4.38	5-1-2029		795,000	699,078
Vistra Operations Company LLC 144A	5.63	2-15-2027		1,125,000	1,086,448
Vistra Operations Company LLC (5 Year Treasury Constant Maturity +5.74%) 144Aʊ±	7.00	12-15-2026		495,000	462,825
					6,976,668
Total Corporate bonds and notes (Cost $209,280,858)					195,115,865
Foreign corporate bonds and notes : 6.85%
Financials: 6.85%
Banks: 6.85%
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,609,138
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,828,764
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,175,345
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,305,419
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,209,655
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	856,216
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,743,159
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  9

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
International Bank for Reconstruction & Development	9.50%	2-9-2029	BRL	22,000,000	$ 3,938,617
The Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,529,697
Total Foreign corporate bonds and notes (Cost $21,812,342)					19,196,010
Foreign government bonds : 22.84%
China	3.02	5-27-2031	CNY	14,700,000	2,206,314
Colombia	6.00	4-28-2028	COP	9,000,000,000	1,491,866
Colombia	6.25	11-26-2025	COP	15,000,000,000	2,792,659
Colombia	7.50	8-26-2026	COP	22,725,000,000	4,256,432
Hungary	1.50	4-22-2026	HUF	1,920,000,000	4,143,170
India	7.27	4-8-2026	INR	60,000,000	732,282
India	7.32	1-28-2024	INR	710,000,000	8,686,507
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,817,392
Indonesia	5.50	4-15-2026	IDR	30,000,000,000	1,957,125
Mexico	7.75	5-29-2031	MXN	85,000,000	4,267,311
Mexico	8.50	5-31-2029	MXN	208,500,000	10,973,011
New Zealand	3.50	4-14-2033	NZD	7,000,000	4,271,546
Romania	3.65	9-24-2031	RON	38,500,000	6,516,046
Romania	5.00	2-12-2029	RON	20,000,000	3,890,192
Total Foreign government bonds (Cost $73,525,369)					64,001,853
Loans: 19.12%
Communication services: 1.61%
Diversified telecommunication services: 0.48%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) ±	7.44	2-1-2029		$1,381,354	1,358,520
Entertainment: 0.31%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) <±	9.69	6-29-2029		856,697	857,340
Media: 0.52%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	8.33	8-21-2026		497,429	472,324
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	8.82	3-28-2025		1,116,738	971,562
					1,443,886
Wireless telecommunication services: 0.30%
Connect U.S. Finco LLC (1 Month LIBOR +3.50%) ±	8.07	12-11-2026		850,938	843,849
Consumer discretionary: 0.33%
Auto components: 0.07%
Clarios Global LP (1 Month LIBOR +3.25%) ±	7.82	4-30-2026		190,172	189,255
Specialty retail: 0.26%
Michaels Companies Incorporated (1 Month LIBOR +4.25%) ±	8.98	4-15-2028		381,131	349,451
PetSmart Incorporated (1 Month LIBOR +3.75%) ±	8.41	2-11-2028		398,987	395,748
					745,199
See accompanying notes to portfolio of investments

10  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 2.07%
Energy equipment & services: 0.65%
Championx Corporation (U.S. SOFR 1 Month +3.25%) ±	7.75%	6-7-2029	$1,845,375	$ 1,840,762
Oil, gas & consumable fuels: 1.42%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	8.38	4-14-2028	687,536	687,536
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028	786,617	784,895
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	9.16	9-19-2029	458,850	458,084
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	8.00	10-1-2025	905,372	903,914
Prairie ECI Acquiror LP (1 Month LIBOR +4.75%) ±	9.32	3-11-2026	900,000	886,626
Whitewater Whistler Holdings, LLC (U.S. SOFR 1 Month 7.12%) ‡<±	11.69	1-25-2030	250,000	249,688
				3,970,743
Financials: 3.61%
Diversified financial services: 2.19%
Medline Borrower LP (1 Month LIBOR +3.50%) ±	7.82	10-23-2028	1,792,982	1,738,942
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ±	8.98	4-30-2024	2,462,797	1,951,766
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	12.83	4-30-2025	923,070	761,533
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.07	5-30-2025	1,706,817	1,670,906
				6,123,147
Insurance: 0.79%
Asurion LLC (1 Month LIBOR +3.00%) ±	7.57	11-3-2024	897,650	887,408
Asurion LLC (1 Month LIBOR +5.25%) ±	9.82	1-31-2028	1,000,000	830,500
HUB International Limited (U.S. SOFR 1 Month +4.00%) ±	8.22	11-10-2029	500,000	499,405
				2,217,313
Mortgage REITs: 0.63%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	9.08	8-9-2026	856,350	846,716
Starwood Property Trust Incorporated (U.S. SOFR 1 Month +3.25%) ±	7.81	11-18-2027	935,000	928,380
				1,775,096
Health care: 1.28%
Health care equipment & supplies: 0.79%
Bausch & Lomb Incorporated (U.S. SOFR 1 Month +3.25%) ±	7.84	5-10-2027	895,500	870,730
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.21	8-31-2026	1,361,483	1,357,739
				2,228,469
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  11

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 0.18%
Select Medical Corporation (3 Month LIBOR +2.50%) ±	7.07%	3-6-2025	$500,000	$ 496,665
Health care technology: 0.31%
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	8.01	2-15-2029	127,588	120,676
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	8.01	2-15-2029	780,902	738,600
				859,276
Industrials: 7.18%
Aerospace & defense: 0.92%
Spirit AeroSystems Incorporated (U.S. SOFR 1 Month +4.50%) ±	9.18	1-15-2027	2,593,500	2,594,148
Airlines: 2.39%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	9.56	4-20-2028	1,012,000	1,038,403
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	2,596,500	2,704,255
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	8.56	10-20-2027	2,857,000	2,951,652
				6,694,310
Building products: 0.59%
Cornerstone Building Brands Incorporated (1 Month LIBOR +3.25%) <±	7.85	4-12-2028	1,785,000	1,663,852
Commercial services & supplies: 2.43%
Allied Universal Holdco LLC (1 Month LIBOR +3.75%) <±	8.41	5-12-2028	1,635,062	1,574,369
MIP V Waste Holdings LLC (1 Month LIBOR +3.25%) ±	7.82	12-8-2028	347,375	342,018
The Geo Group Incorporated (1 Month LIBOR +7.13%) <±	11.69	3-23-2027	4,876,190	4,890,136
				6,806,523
Machinery: 0.85%
Chart Industries Incorporated (1 Month LIBOR 3.75%) <±	8.01	12-7-2029	250,000	250,105
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) <±	8.60	7-30-2027	861,842	845,562
Werner FinCo LP (3 Month LIBOR +4.00%) ±	8.73	7-24-2024	1,416,033	1,279,740
				2,375,407
Information technology: 1.64%
IT services: 0.85%
Applied Systems Incorporated (U.S. SOFR 1 Month +4.50%) ±	9.08	9-18-2026	2,378,167	2,382,139
Software: 0.79%
NCR Corporation (1 Month LIBOR +2.50%) ±	7.33	8-28-2026	841,896	836,634
Sophia LP (1 Month LIBOR +3.50%) ±	8.23	10-7-2027	1,391,733	1,370,718
				2,207,352
See accompanying notes to portfolio of investments

12  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 1.40%
Chemicals: 0.50%
Avient Corporation (U.S. SOFR 1 Month +3.25%) ±	7.93%	8-29-2029	$1,411,100	$ 1,413,217
Containers & packaging: 0.58%
Clydesdale Acquisition Holdings Incorporated (U.S. SOFR 1 Month +4.18%) <±	8.84	4-13-2029	1,646,000	1,614,858
Metals & mining: 0.32%
Arches Buyer Incorporated (1 Month LIBOR +3.25%) ±	7.82	12-6-2027	925,000	892,052
Total Loans (Cost $54,063,480)				53,593,378
Non-agency mortgage-backed securities: 7.47%
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	70,853	69,072
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	3.69	5-25-2035	123,804	116,713
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	724,436
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	2.62	4-25-2033	185,641	170,096
Brightspire Capital Incorporated Series 2021-FL1 Class A (1 Month LIBOR +1.15%) 144A±	5.62	8-19-2038	360,000	349,037
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) 144A±	7.44	1-17-2028	1,000,000	962,731
BX Trust Series 2022 Class A (1 Month LIBOR +0.90%) 144A±	5.36	10-15-2036	1,000,000	967,854
BX Trust Series 2022 Class C 144A	6.79	10-13-2027	750,000	741,377
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	6,219	6,101
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.91	9-10-2045	931,892	878,222
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000	719,188
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.42	12-10-2045	1,000,000	801,232
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.30	12-10-2044	500,000	440,030
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.25	8-10-2046	1,103,000	1,027,457
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	4.20	10-25-2033	26,691	14,706
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.89	9-25-2032	227,138	204,113
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	4.40	6-25-2033	13,952	13,132
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	3.36	3-25-2033	7,768	7,563
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	562,463
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	4.83	11-25-2032	22,094	21,357
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A♀±±	0.46	8-10-2043	671,437	876
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  13

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81%	11-10-2052	$1,000,000	$ 803,666
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR +1.90%) 144A±	6.36	12-15-2036	1,000,000	949,481
GSAA Home Equity Trust Series 2004-5 Class AF5	4.42	6-25-2034	10	9
Harbor Group International Limited Series 2021-FL1 Class A (1 Month LIBOR +1.05%) 144A±	5.51	6-16-2036	376,598	365,955
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.88	1-15-2047	50,000	48,740
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.37	7-25-2034	2,546	2,430
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	3.26	7-25-2034	15,552	13,234
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.21	6-25-2035	65,491	60,744
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.52	12-25-2033	48,889	47,141
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.82	1-25-2034	1,711	1,632
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.87	11-21-2034	3,554	3,207
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	433	376
MF1 Multifamily Housing Mortgage Loan Trust Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	6.51	2-19-2037	1,000,000	937,136
MFRA Trust Series 2022-NQM1 Class M1 144A±±	4.28	12-25-2066	1,000,000	825,777
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	78,538	76,126
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	5.91	1-25-2029	19,344	18,695
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.20	8-15-2046	569,000	562,001
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.07	2-15-2046	692,000	507,717
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.30	9-25-2034	11,672	11,732
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	5.44	11-25-2034	721,101	688,349
Octane Receivables Trust Series 2022-1A Class A2 144A	4.18	3-20-2028	985,848	966,036
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	8.24	7-15-2034	1,000,000	897,515
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	5.25	4-20-2033	3,579	3,257
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,000,000	546,201
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	6.34	4-15-2030	1,000,000	965,636
See accompanying notes to portfolio of investments

14  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	5.63%	11-15-2038	$1,200,000	$ 1,150,026
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.77	3-25-2034	9,122	8,093
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	5.65	11-25-2033	108,904	95,540
TPG Real Estate Finance Trust Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	5.95	2-15-2039	500,000	485,705
Vendee Mortgage Trust Series 2003-2 Class IO ♀±±	0.50	5-15-2033	1,231,883	18,912
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	404,944	339,846
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	57,569	58,977
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	728,262	687,273
Total Non-agency mortgage-backed securities (Cost $23,630,651)				20,944,921

	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	4,210	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	4,210	0
Total Rights (Cost $0)		0

		Maturity date	Principal
Yankee corporate bonds and notes: 9.38%
Communication services: 0.66%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50	8-1-2023	$4,300,000	0
Media: 0.40%
Videotron Limited 144A	5.13	4-15-2027	1,175,000	1,127,906
Wireless telecommunication services: 0.26%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	750,000	717,188
Consumer discretionary: 0.71%
Auto components: 0.18%
Adient Global Holdings Limited 144A	4.88	8-15-2026	535,000	507,934
Hotels, restaurants & leisure: 0.22%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	750,000	608,651
See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  15

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 0.31%
Prosus NV 144A	4.19%	1-19-2032	$1,000,000	$ 859,616
Energy: 0.42%
Oil, gas & consumable fuels: 0.42%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	1,227,000	1,177,920
Financials: 2.62%
Banks: 0.55%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	730,838
NatWest Group plc (5 Year Treasury Constant Maturity +2.35%) ±	3.03	11-28-2035	1,000,000	795,180
				1,526,018
Capital markets: 0.52%
Credit Suisse Group AG (5 Year Treasury Constant Maturity +3.55%) 144Aʊ±	4.50	9-3-2030	700,000	469,000
MacQuarie Group Limited (U.S. SOFR +2.21%) 144A±	5.11	8-9-2026	1,000,000	1,000,543
				1,469,543
Diversified financial services: 0.68%
Castlelake Aviation Finance 144A	5.00	4-15-2027	905,000	809,975
New Red Finance Incorporated 144A	4.00	10-15-2030	675,000	574,594
New Red Finance Incorporated 144A	5.75	4-15-2025	515,000	514,282
				1,898,851
Insurance: 0.87%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	372,295
Athene Holding Limited	4.13	1-12-2028	750,000	714,701
Fairfax Financial Holdings Limited	4.85	4-17-2028	750,000	728,477
Sompo International Holdings Limited	7.00	7-15-2034	575,000	633,312
				2,448,785
Health care: 1.26%
Biotechnology: 0.38%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,230,000	1,069,633
Pharmaceuticals: 0.88%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	395,000	253,914
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,640,000	719,180
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	1,200,000	1,196,298
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	280,000	281,602
				2,450,994
Industrials: 3.03%
Airlines: 1.37%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	2,276,000	2,412,560
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	1,625,000	1,433,088
				3,845,648
See accompanying notes to portfolio of investments

16  |  Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical equipment: 0.86%
Sensata Technologies BV 144A	4.00%	4-15-2029	$1,690,000	$ 1,516,775
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	257,139
Sensata Technologies BV 144A	5.88	9-1-2030	660,000	647,625
				2,421,539
Trading companies & distributors: 0.80%
Fly Leasing Limited 144A	7.00	10-15-2024	2,575,000	2,227,355
Information technology: 0.29%
Technology hardware, storage & peripherals: 0.29%
Seagate HDD Cayman	4.13	1-15-2031	972,000	816,431
Materials: 0.25%
Containers & packaging: 0.25%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	715,000	712,998
Utilities: 0.14%
Multi-utilities: 0.14%
Veolia Environnement SA	6.75	6-1-2038	350,000	403,398
Total Yankee corporate bonds and notes (Cost $29,324,621)				26,290,408
Yankee government bonds: 0.26%
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	750,000	739,196
Total Yankee government bonds (Cost $747,275)				739,196

		Yield	Shares
Short-term investments: 3.08%
Investment companies: 3.08%
Allspring Government Money Market Fund Select Class ♠∞##		4.16	8,615,613	8,615,613
Total Short-term investments (Cost $8,615,613)				8,615,613
Total investments in securities (Cost $427,101,522)	140.90%			394,849,945
Other assets and liabilities, net	(40.90)			(114,607,657)
Total net assets	100.00%			$ 280,242,288

See accompanying notes to portfolio of investments

Allspring Multi-Sector Income Fund  |  17

Portfolio of investments—January 31, 2023 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CNY	China yuan
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,807,130	$22,596,806	$(29,788,323)	$0	$0	$8,615,613	8,615,613	$88,132
See accompanying notes to portfolio of investments

18  |  Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2023, the Fund had unfunded loan commitments of $4,979,956.

Allspring Multi-Sector Income Fund  |  19

Notes to portfolio of investments—January 31, 2023 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,195,768	$0	$1,195,768
Asset-backed securities	0	3,384,331	0	3,384,331
Common stocks
Energy	1,029,705	0	0	1,029,705
Financials	742,897	0	0	742,897
Corporate bonds and notes	0	195,115,865	0	195,115,865
Foreign corporate bonds and notes	0	19,196,010	0	19,196,010
Foreign government bonds	0	64,001,853	0	64,001,853
Loans	0	51,735,441	1,857,937	53,593,378
Non-agency mortgage-backed securities	0	20,944,921	0	20,944,921
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	26,290,408	0	26,290,408
Yankee government bonds	0	739,196	0	739,196
Short-term investments
Investment companies	8,615,613	0	0	8,615,613
Total assets	$10,388,215	$382,603,793	$1,857,937	$394,849,945
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the Fund had no material transfers into/out of Level 3.

20  |  Allspring Multi-Sector Income Fund